Leases	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Leases

Note 15 — Leases

Operating leases

Our leases consist of office and lab spaces with lease terms between 1 to 5 years.

In May 2023, the Company entered into a lab space lease at BioCity for five rooms commencing in July 2023 and ending on June 30, 2028, with no automatic option to extend. The deposit on the lab space was GBP 4,317. This lease was subsequently modified in August 2023 and November 2023 to include additional rooms at BioCity. Lease expense for the year ended March 31, 2024 was GBP 27,521.

The annual rent as of March 31, 2024 is as follows:

To June 30, 2024	GBP 47,097
To June 30, 2025	GBP 49,452
To June 30, 2026	GBP 51,924
To June 30, 2027	GBP 54,521
To June 30, 2028	GBP 57,247

In addition to the annual rent, insurance is approximately GBP 2,235 per year and service costs are approximately GBP 17,535 per year.

In August 2023, the Company exited the old Shanghai lease which was a short term lease and not accounted for under IFRS 16 - Leases. We entered into a new office space lease in Shanghai for one office room commencing in August 2023 and ending on September 30, 2024 which is accounted for under IFRS 16 - Leases. The monthly lease amount is CNY 21,600 with two months deposit and no payments due in August 2023 and September 2024. Lease expense for the year ended March 31, 2024 was CNY 151,200. There are no other service costs associated with this lease.

Of these leases, our lab space at BioCity and office space in Shanghai are accounted for under IFRS 16 - Leases. We currently do not have leases with residual value guarantees or leases not yet commenced to which we are committed. Lease liabilities have been measured by discounting future lease payments using our incremental borrowing rate of 15% as rates implicit in the leases were not readily determinable.

The following table summarizes our right-of-use assets activity for the BioCity and Shanghai lease the years ended March 31, 2024 and 2023, respectively.

Office and Lab Leases
Cost
Balance at March 31, 2022	$—
Additions	—
Effects of currency translation	—
Balance at March 31, 2023	$—
Additions	254,319
Effects of currency translation	—
Balance at March 31, 2024	$254,319

Accumulated amortization
Balance at March 31, 2022	$—
Amortization	—
Effects of currency translation	—
Balance at March 31, 2023	$—
Amortization	(48,229)
Effects of currency translation	—
Balance at March 31, 2024	$(48,229)

Right-of-use assets, net	$206,090

The following table summarizes the Company's lease liability activity for the BioCity lease and Shanghai lease for the years ended March 31, 2024 and 2023, respectively.

Total
Balance as of March 31, 2022	$—
Additions	—
Payment of lease liabilities	—
Interest expense on lease liabilities	—
Effects of currency translation	—
Balance as of March 31, 2023	$—
Additions	254,319
Payment of lease liabilities	(56,366)
Interest expense on lease liabilities	26,347
Effects of currency translation	—
Balance as of March 31, 2024	$224,300

The following table summarizes the maturity of our lease liabilities as of March 31, 2024:

March 31, 2024
Less than one year	$76,706
One to five years	222,486
More than five years	—
Total lease payments	$299,192
Less: imputed interest	(74,892)
Lease Liabilities	$224,300